UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-09149
Investment Company Act File Number
Eaton Vance Ohio Municipal Income Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
November 30
Date of Fiscal Year End
August 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Ohio Municipal Income Trust	as of August 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 155.9%

Principal
Amount
(000’s omitted)	Security	Value
Education — 3.3%
$1,250	Ohio Higher Educational Facility Commission, (Kenyon College), 5.25%, 7/1/44	$1,334,000

		$1,334,000

Electric Utilities — 0.8%
$310	Clyde, Electric System Revenue, (AMT), 6.00%, 11/15/14	$310,533

		$310,533

Escrowed/Prerefunded — 13.2%
$1,000	Delaware County, Prerefunded to 12/1/10, 6.00%, 12/1/25	$1,024,440
1,000	Mahoning County, (Career and Technical Center), Prerefunded to 12/1/11, 6.25%, 12/1/36	1,070,090
2,530	Puerto Rico Infrastructure Financing Authority, Prerefunded to 10/1/10, 5.50%, 10/1/32	2,566,483
670	Richland County Hospital Facilities, (MedCentral Health Systems), Prerefunded to 11/15/10, 6.375%, 11/15/22	684,827

		$5,345,840

General Obligations — 16.9%
$1,000	Barberton City School District, 4.50%, 12/1/33	$1,026,610
1,750	Beavercreek City School District, 5.00%, 12/1/30	1,923,442
1,090	Central Ohio Solid Waste Authority, 5.125%, 9/1/27	1,217,901
500	Columbus, 5.00%, 7/1/23(1)	543,020
1,000	Columbus City School District, 5.00%, 12/1/29	1,109,680
1,000	Maple Heights City School District, 5.00%, 1/15/37	1,028,630

		$6,849,283

Hospital — 12.0%
$800	Franklin County, (Nationwide Children’s Hospital), 5.00%, 11/1/34	$834,616
500	Miami County, (Upper Valley Medical Center), 5.25%, 5/15/26	515,250
500	Montgomery County, (Catholic Health Initiatives), 5.50%, 5/1/34	550,980
1,000	Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.50%, 1/1/39	1,084,700
600	Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	618,846
955	Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 4.75%, 1/15/46	932,557
330	Richland County Hospital Facilities, (MedCentral Health Systems), 6.375%, 11/15/22	334,650

		$4,871,599

Housing — 11.3%
$980	Ohio Housing Finance Agency, (Residential Mortgage-Backed Securities), (AMT), 4.625%, 9/1/27	$980,764
560	Ohio Housing Finance Agency, (Residential Mortgage-Backed Securities), (AMT), 4.75%, 3/1/37	553,342
470	Ohio Housing Finance Agency, (Residential Mortgage-Backed Securities), (AMT), 5.00%, 9/1/31	475,175
2,500	Ohio Housing Finance Agency, (Uptown Community Partners), (AMT), 5.25%, 4/20/48	2,551,025

		$4,560,306

Principal
Amount
(000’s omitted)	Security	Value
Industrial Development Revenue — 7.8%
$750	Cleveland Airport, (Continental Airlines), (AMT), 5.375%, 9/15/27	$660,300
2,250	Ohio Water Development Authority, (Anheuser-Busch Cos., Inc.), (AMT), 6.00%, 8/1/38	2,251,822
225	Ohio Water Development Authority, Solid Waste Disposal, (Allied Waste North America, Inc.), (AMT), 5.15%, 7/15/15	229,959

		$3,142,081

Insured-Education — 12.9%
$750	Hamilton County, (University Heights Community Urban Development Corp.), (AGM), 5.00%, 6/1/30	$798,165
1,000	Kent State University, (AGC), 5.00%, 5/1/26	1,120,380
465	Kent State University, (AGC), 5.00%, 5/1/29	509,631
730	Miami University, (AMBAC), 3.25%, 9/1/26	673,914
1,500	University of Akron, Series A, (AGM), 5.00%, 1/1/38	1,584,195
500	University of Akron, Series B, (AGM), 5.00%, 1/1/38	528,065

		$5,214,350

Insured-Electric Utilities — 13.1%
$1,000	American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), 5.75%, 2/15/39	$1,103,350
710	Cleveland Public Power System, (NPFG), 0.00%, 11/15/27	319,244
2,000	Cleveland Public Power System, (NPFG), 0.00%, 11/15/38	453,100
830	Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/25	435,601
3,000	Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/26	1,485,450
425	Ohio Water Development Authority, (Dayton Power & Light), (FGIC), 4.80%, 1/1/34	430,788
210	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	233,442
250	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	273,743
500	Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	574,670

		$5,309,388

Insured-Escrowed/Prerefunded — 3.8%
$1,000	Ohio Higher Educational Facility Commission, (University of Dayton), (AMBAC), Prerefunded to 12/1/10, 5.50%, 12/1/30	$1,022,310
500	University of Cincinnati, (FGIC), Prerefunded to 6/1/11, 5.25%, 6/1/24	523,690

		$1,546,000

Insured-General Obligations — 16.6%
$280	Bowling Green City School District, (AGM), 5.00%, 12/1/34	$295,641
200	Brookfield Local School District, (AGM), 5.00%, 1/15/30	216,700
500	Buckeye Valley Local School District, (AGC), 5.00%, 12/1/36	530,300
2,455	Canal Winchester Local School District, (NPFG), 0.00%, 12/1/30	972,794
1,500	Madeira City School District, (AGM), 3.50%, 12/1/27	1,497,045
1,750	Milford Exempt Village School District, (AGC), 5.25%, 12/1/36	1,899,117
750	St. Mary’s School District, (AGM), 5.00%, 12/1/35	789,548
500	Wadsworth City School District, (AGC), 5.00%, 12/1/37	530,040

		$6,731,185

Insured-Hospital — 6.6%
$545	Hamilton County, (Cincinnati Children’s Hospital), (FGIC), (NPFG), 5.00%, 5/15/32	$550,832
1,500	Hamilton County, (Cincinnati Children’s Hospital), (FGIC), (NPFG), 5.125%, 5/15/28	1,532,085
485	Lorain County, (Catholic Healthcare Partners), (AGM), Variable Rate, 14.656%, 2/1/29(2)(3)(4)	589,197

		$2,672,114

Principal
Amount
(000’s omitted)	Security	Value
Insured-Lease Revenue/Certificates of Participation — 1.1%
$500	Summit County, (Civic Theater Project), (AMBAC), 5.00%, 12/1/33	$429,320

		$429,320

Insured-Special Tax Revenue — 3.9%
$9,905	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	$682,752
1,685	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	232,176
3,340	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	428,689
2,100	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	250,887

		$1,594,504

Insured-Transportation — 6.9%
$385	Cleveland Airport System, (AGM), 5.00%, 1/1/31	$385,593
1,000	Ohio Turnpike Commission, (FGIC), (NPFG), 5.50%, 2/15/24	1,186,610
1,000	Ohio Turnpike Commission, (FGIC), (NPFG), 5.50%, 2/15/26	1,219,030

		$2,791,233

Insured-Water and Sewer — 2.1%
$215	Marysville Wastewater Treatment System, (AGC), (XLCA), 4.75%, 12/1/46	$218,156
625	Marysville Wastewater Treatment System, (AGC), (XLCA), 4.75%, 12/1/47	635,150

		$853,306

Lease Revenue/Certificates of Participation — 1.4%
$500	Franklin County Convention Facilities Authority, 5.00%, 12/1/27	$560,030

		$560,030

Other Revenue — 4.2%
$7,345	Buckeye Tobacco Settlement Financing Authority, 0.00%, 6/1/47	$233,277
710	Buckeye Tobacco Settlement Financing Authority, 5.875%, 6/1/47	518,464
1,000	Riversouth Authority, (Lazarus Building Redevelopment), 5.75%, 12/1/27	963,380

		$1,715,121

Pooled Loans — 10.7%
$550	Ohio Economic Development Commission, (Ohio Enterprise Bond Fund), (AMT), 4.85%, 6/1/25	$574,002
1,020	Ohio Economic Development Commission, (Ohio Enterprise Bond Fund), (AMT), 5.85%, 12/1/22	1,077,579
1,245	Rickenbacher Port Authority, Oasbo Expanded Asset Pool Loan, 5.375%, 1/1/32(5)	1,379,684
310	Summit County Port Authority, (Twinsburg Township), 5.125%, 5/15/25	279,645
1,100	Toledo-Lucas County Port Authority, 5.40%, 5/15/19	1,017,984

		$4,328,894

Special Tax Revenue — 5.9%
$520	Cleveland-Cuyahoga County Port Authority, 7.00%, 12/1/18	$531,700
1,375	Cuyahoga County Economic Development, (Shaker Square), 6.75%, 12/1/30	1,410,063
155	Guam, Limited Obligation Bonds, 5.625%, 12/1/29	164,805
170	Guam, Limited Obligation Bonds, 5.75%, 12/1/34	179,207
110	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	124,666

		$2,410,441

Principal
Amount
(000’s omitted)	Security	Value
Water and Sewer — 1.4%
$250	Ohio Water Development Authority, Water Pollution Control, (Water Quality), 5.00%, 12/1/28	$284,805
250	Ohio Water Development Authority, Water Pollution Control, (Water Quality), 5.00%, 6/1/30	281,190

		$565,995

Total Tax-Exempt Investments — 155.9% (identified cost $60,508,393)		$63,135,523

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (56.1)%		$(22,726,991)

Other Assets, Less Liabilities — 0.2%		$90,367

Net Assets Applicable to Common Shares — 100.0%		$40,498,899

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2010, 43.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.4% to 16.1% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At August 31, 2010, the aggregate value of the securities is $589,197 or 1.5% of the Trust’s net assets applicable to common shares.

(3)		Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $1,455,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

(4)		Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at August 31, 2010.

(5)		Security represents the underlying municipal bond of an inverse floater.

A summary of financial instruments outstanding at August 31, 2010 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
12/10	3 U.S. 10-Year Treasury Note	Short	$(374,521)	$(376,875)	$(2,354)
12/10	3 U.S. 30-Year Treasury Bond	Short	(403,138)	(405,093)	(1,955)

					$(4,309)

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Trust	Paid To Trust	Date	Depreciation
JPMorgan Chase Co.	$812,500	4.046%	3-month USD-LIBOR-BBA	September 17, 2010 / September 17, 2040	$(144,607)
Merrill Lynch Capital Services, Inc.	750,000	3.374	3-month USD-LIBOR-BBA	November 24, 2010 / November 24, 2040	(29,030)

					$(173,637)

The effective date represents the date on which the Trust and the counterparty to the interest rate swap contract begin interest payment accruals.

At August 31, 2010, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Trust holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Trust may enter into interest rate swap contracts. The Trust may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At August 31, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $177,946.

The cost and unrealized appreciation (depreciation) of investments of the Trust at August 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$59,753,288

Gross unrealized appreciation	$3,990,677
Gross unrealized depreciation	(1,438,442)

Net unrealized appreciation	$2,552,235

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2010, the inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$63,135,523	$—	$63,135,523

Total Investments	$—	$63,135,523	$—	$63,135,523

Liability Description

Futures Contracts	$(4,309)	$—	$—	$(4,309)
Interest Rate Swaps	—	(173,637)	—	(173,637)

Total	$(4,309)	$(173,637)	$—	$(177,946)

The Trust held no investments or other financial instruments as of November 30, 2009 whose fair value was determined using Level 3 inputs.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Ohio Municipal Income Trust

By:	/s/ Cynthia J. Clemson Cynthia J. Clemson
President
Date: October 25, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson Cynthia J. Clemson
President
Date: October 25, 2010

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer
Date: October 25, 2010